Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Statements of Operations and Comprehensive Loss	12 Months Ended
Sep. 30, 2022 USD ($) $ / shares
As previously reported [Member]
Condensed Income Statements, Captions [Line Items]
Deferred income tax recovery	$ (99,814)
Total income tax recovery	(83,355)
Net loss	(6,236,116)
Net loss attributable to common stockholders	(6,071,229)
Total comprehensive loss	$ (6,265,055)
Loss per share (basic) (in Dollars per share) | $ / shares	$ (0.55)
Adjustment 2 [Member]
Condensed Income Statements, Captions [Line Items]
Deferred income tax recovery	$ (107,674)
Total income tax recovery	(107,674)
Net loss	107,674
Net loss attributable to common stockholders	107,674
Total comprehensive loss	$ 107,674
Loss per share (basic) (in Dollars per share) | $ / shares	$ 0.01
As restated [Member]
Condensed Income Statements, Captions [Line Items]
Deferred income tax recovery	$ (207,488)
Total income tax recovery	(191,029)
Net loss	(6,128,442)
Net loss attributable to common stockholders	(5,963,555)
Total comprehensive loss	$ (6,157,381)
Loss per share (basic) (in Dollars per share) | $ / shares	$ (0.54)